Pensions and post-retirement benefits - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) director contract	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Sep. 30, 2024 GBP (£)	Sep. 30, 2023 GBP (£)
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	£ 150	£ 119	£ 28
Surplus in plan	£ 3,099	3,494
Number of longevity reinsurance contracts | contract	2
Percentage of current pensioner liabilities covered	70.00%
Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	£ 168	151
Benefits paid	1,226	1,115
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	(1,221)	(1,115)
Barclays Bank PLC | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments	0	0
Bonds	£ 0	0
Director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	6
Independent director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	3
Member nominated director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	3
UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	£ 168
UKRF | UK | Barclays Bank UK PLC
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	5
UKRF | UK | Barclays Execution Services
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	13
Section 75 Contribution Plan
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit contributions paid	0	0
Pension defined benefit plans | Foreign countries | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	£ 695	£ 694
Pension defined benefit plans | UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Scheme as a percentage of total retirement benefit obligations	96.00%	96.00%
Surplus in plan	£ 3,199	£ 3,616		£ 1,750	£ 2,020
Benefits paid	1,189	1,075
Transfers out of the fund and contribution refunds	£ 165	122
Percentage of longevity risk for current pensioners reinsured	70.00%
Defined benefit contributions paid	£ 22	£ 39
Estimate of contributions expected to be paid to plan for next annual reporting period	£ 4
Pension defined benefit plans | UKRF | UK | Actuarial assumption of key financial assumptions
Disclosure of net defined benefit liability (asset) [line items]
Assumption for future inflation increase (decrease)	(0.20%)
Future mortality improvement percentage	1.25%	1.25%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	£ 155	£ 141
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF	11 years	12 years
Duration of expected benefits are projected to be paid out	50 years
Benefits paid	£ 1,189	£ 1,075
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | Within 10 years
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	32.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 11 to 20
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	33.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 20 to 30
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	21.00%
Pension defined benefit plans | UKRF | UK | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	£ (1,189)	(1,075)
Percentage of fair value of scheme assets invested in liability driven investment strategies	38.00%
Pension defined benefit plans | UKRF | UK | Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Maximum funding deficit secured by collateral pool	£ 9,000
Pension defined benefit plans | UKRF | UK | Barclays Bank PLC | Bottom of range
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool	100.00%
Post-employment medical defined benefit plans | Other | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	£ 99	£ 108
Defined contribution schemes | UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	3
Defined contribution schemes | BPSP | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	£ 67